CONSOLIDATED STATEMENTS OF CASH FLOWS - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Cash flows from operating activities:
Net income	¥ 142,562	¥ 225,979	¥ 216,449
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	79,394	78,882	79,468
Stock option expenses	16,890	19,364	21,091
(Gain) loss on investments in equity securities	20,504	(29,410)	(15,156)
Equity in earnings of affiliates, net of dividends received	(22,886)	(34,772)	(29,499)
Loss on disposal of office buildings, land, equipment and facilities	1,325	9,690	8,360
Deferred income taxes	(58,859)	26,489	117,061
Changes in operating assets and liabilities:
Time deposits	124,922	38,341	274,593
Deposits with stock exchanges and other segregated cash	213,288	(66,122)	(42,403)
Trading assets and private equity investments	248,495	2,917,895	(485,673)
Trading liabilities	(2,279,966)	(1,731,133)	2,007,807
Securities purchased under agreements to resell, net of securities sold under agreements to repurchase	1,605,658	(1,251,323)	(183,884)
Securities borrowed, net of securities loaned	1,762,173	(221,295)	(1,604,469)
Other secured borrowings	(192,350)	(145,877)	7,992
Loans and receivables, net of allowance for doubtful accounts	(136,694)	(92,713)	217,397
Payables	(41,838)	236,029	278,325
Bonus accrual	(41,281)	(3,659)	16,356
Accrued income taxes, net	(37,126)	59,931	(87,933)
Other, net	(165,839)	(113,324)	(338,456)
Net cash provided by (used in) operating activities	1,238,372	(77,028)	457,426
Cash flows from investing activities:
Payments for purchases of office buildings, land, equipment and facilities	(324,722)	(209,468)	(214,336)
Proceeds from sales of office buildings, land, equipment and facilities	¥ 282,473	159,480	176,680
Payments for purchases of investments in equity securities		(354)	(4,799)
Proceeds from sales of investments in equity securities	¥ 899	6,977	6,945
Increase in loans receivable at banks, net	(40,767)	(49,192)	(10,972)
Decrease (increase) in non-trading debt securities, net	¥ 56,814	109,761	¥ (103,187)
Business combinations or disposals, net		(7,308)
Decrease in investments in affiliated companies, net	¥ 1,803	2,212	¥ 43,298
Other, net	(211)	229	3,176
Net cash provided by (used in) investing activities	(23,711)	12,337	(103,195)
Cash flows from financing activities:
Increase in long-term borrowings	3,018,453	2,974,115	2,140,351
Decrease in long-term borrowings	(2,922,558)	(3,167,956)	(1,594,148)
Increase (decrease) in short-term borrowings, net	(17,395)	34,041	(149,437)
Increase (decrease) in deposits received at banks, net	1,010,101	140,571	(23,605)
Proceeds from sales of common stock held in treasury	571	387	682
Payments for repurchases of common stock held in treasury	(20,002)	(104,047)	(32,511)
Payments for cash dividends	(82,783)	(55,317)	(51,947)
Net cash provided by (used in) financing activities	986,387	(178,206)	289,385
Effect of exchange rate changes on cash and cash equivalents	(40,195)	68,513	41,089
Net increase (decrease) in cash and cash equivalents	2,160,853	(174,384)	684,705
Cash and cash equivalents at beginning of the year	1,315,408	1,489,792	805,087
Cash and cash equivalents at end of the year	3,476,261	1,315,408	1,489,792
Cash paid during the year for-
Interest	352,276	364,392	303,331
Income tax payments, net	¥ 118,580	¥ 34,359	¥ 116,037